Document and Entity Information	12 Months Ended
Apr. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2011
Registrant Name	STATE FARM ASSOCIATES FUNDS TRUSTS
Central Index Key	0000093715
Amendment Flag	false
Document Creation Date	Mar. 29, 2012
Document Effective Date	Apr. 01, 2012
Prospectus Date	Apr. 01, 2012